Shareholders' equity - Preferred Stock Summary (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Total shares issued and outstanding (shares)	48,826		43,826
Carrying value	$ 4,836		$ 4,343
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	0.565%
Per annum dividend rate	4.00%
Total shares issued and outstanding (shares)	5,001		5,001
Carrying value	$ 500		$ 500
Liquidation preference per share (usd per share)	$ 100,000
Series F Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.131%
Per annum dividend rate	4.625%
Total shares issued and outstanding (shares)	10,000		10,000
Carrying value	$ 990		$ 990
Liquidation preference per share (usd per share)	$ 100,000
Series G Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	4.358%
Per annum dividend rate	4.70%
Total shares issued and outstanding (shares)	0		10,000
Carrying value	$ 0		$ 990
Liquidation preference per share (usd per share)	$ 100,000	$ 100,000
Series H Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.352%
Per annum dividend rate	3.70%
Total shares issued and outstanding (shares)	5,825		5,825
Carrying value	$ 576		$ 576
Liquidation preference per share (usd per share)	$ 100,000
Series I Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.63%
Per annum dividend rate	3.75%
Total shares issued and outstanding (shares)	13,000		13,000
Carrying value	$ 1,287		$ 1,287
Liquidation preference per share (usd per share)	$ 100,000
Series J Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.297%
Per annum dividend rate	6.30%
Total shares issued and outstanding (shares)	5,000		0
Carrying value	$ 494		$ 0
Series K Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.161%
Per annum dividend rate	6.15%
Total shares issued and outstanding (shares)	5,000		0
Carrying value	$ 494		$ 0
Series L Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.271%
Per annum dividend rate	5.95%
Total shares issued and outstanding (shares)	5,000		0
Carrying value	$ 495		$ 0